Stock-Based Compensation Plans - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	¥ 1,944	¥ 1,286	¥ 1,068
Total cash received from exercise of stock-based compensation plans	¥ 1,578	¥ 1,637	¥ 200
Stock Acquisition Rights Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation plan, vesting period	3 years
Weighted-average fair value per share of stock acquisition rights granted	¥ 1,331	¥ 1,139	¥ 821
Total intrinsic value of shares exercised under stock acquisition rights plan	¥ 1,338	¥ 1,463	¥ 52
Total unrecognized compensation expense	¥ 2,944
Total unrecognized compensation expense, weighted-average period to be recognized	2 years 22 days
Stock Acquisition Rights Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation plan, expiration period	10 years